Business Combinations - Additional Information (Detail) - SEK (kr) kr in Millions			3 Months Ended	12 Months Ended
	Apr. 03, 2023	Jul. 21, 2022	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations				kr 1,309	kr 51,734
Goodwill				31,897	0	kr 112
Deferred consideration payable				7
Divestments [Member]
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations				(633)	kr 20
Vonage Holdings Corp [member]
Disclosure Of Business Combinations [Line Items]
Date of acquisition		Jul. 21, 2022
Goodwill			kr 31,900	kr 31,900
Ericom Software Limited [Member] | Cradlepoint [Member]
Disclosure Of Business Combinations [Line Items]
Date of acquisition	Apr. 03, 2023
Business acquisition, ownership percentage				100.00%
Vonage [Member]
Disclosure Of Business Combinations [Line Items]
Date of acquisition				Jul. 01, 2022
Cash and cash equivalents in subsidiary or businesses acquired or disposed				kr 737